Liability under insurance contracts and reinsurance contracts - Summary of fair value amounts of basic items of insurance contracts (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Composition Details And Fair Value Amount Of Basic Items Of Insurance Contract With Direct Participants [Line Items]
Fair value amounts of basic items of insurance contracts	₩ 4,406,356	₩ 4,336,757
Cash and amortized cost measurement deposits
Disclosure Of Composition Details And Fair Value Amount Of Basic Items Of Insurance Contract With Direct Participants [Line Items]
Fair value amounts of basic items of insurance contracts	322,933	381,923
Financial assets measured at fair value through profit or loss
Disclosure Of Composition Details And Fair Value Amount Of Basic Items Of Insurance Contract With Direct Participants [Line Items]
Fair value amounts of basic items of insurance contracts	3,934,491	3,831,526
Amortized cost loan receivables
Disclosure Of Composition Details And Fair Value Amount Of Basic Items Of Insurance Contract With Direct Participants [Line Items]
Fair value amounts of basic items of insurance contracts	66,790	44,319
Derivatives
Disclosure Of Composition Details And Fair Value Amount Of Basic Items Of Insurance Contract With Direct Participants [Line Items]
Fair value amounts of basic items of insurance contracts	674	(961)
Etc.
Disclosure Of Composition Details And Fair Value Amount Of Basic Items Of Insurance Contract With Direct Participants [Line Items]
Fair value amounts of basic items of insurance contracts	₩ 81,468	₩ 79,950